Derivative financial instruments (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Breakdown of fair value amount of derivative financial instruments [Abstract]
Loss on cash flow hedges	$ 14,038	$ 14,529
Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	3,328		$ 1,559
Liabilities	$ 287,861		328,184
Interest Rate Derivatives [Member] | Euros [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Percent of notional amount of debt hedged in next 12 months	100.00%
Percentage of notional amount of debt hedged in year two	75.00%
Interest Rate Derivatives [Member] | Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	$ 1,795		898
Liabilities	263,271		302,302
Loss on cash flow hedges	(14,000)	$ (14,500)
After-tax result accumulated in equity	126,100		96,600
Foreign Exchange Derivative Instruments [Member] | Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	1,533		661
Liabilities	0		0
Notes Conversion Option [Member] | Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	0		0
Liabilities	$ 24,590		$ 25,882